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                                      Z
                                    Seven
                                 DISTRIBUTION
                                 REINVESTMENT
                                     PLAN

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Dear  Shareholder,

We are pleased that you have chosen to invest in Z-Seven Fund, Inc. and are happy to offer you a Plan for the reinvestment of your dividends and capital gains distributions in shares of the Fund. The features of the Plan are described in this brochure.

If you decide to use this service, ChaseMellon Shareholder Services, LLC, as your Agent, will automatically invest your dividends and capital gains distributions in shares of the Fund for your account. You can expect to receive a confirmation statement with respect to the dividends paid and capital gains distributed.

This service is entirely voluntary and, subject to the terms of the Plan, you may join or withdraw at any time.

We invite you to review the Plan. If you wish to participate and hold your shares in your name (have physical possession of them), simply complete and mail the enclosed enrollment form in the business reply envelope provided. If your shares are held in the name of a brokerage firm, bank or other nominee, you should contact your nominee to ask them to participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to accommodate you, you should request that your shares be re-registered in your name. This will enable you to participate in the Plan.

Sincerely,


Barry  Ziskin

President


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WHAT  IS  THE  DISTRIBUTION  REINVESTMENT  PLAN?
     The Distribution Reinvestment Plan offers shareholders in Z-Seven Fund, Inc. a prompt and simple way to reinvest their dividends and capital gains distributions in additional shares of the Fund.
     ChaseMellon Shareholder Services, LLC (the "Plan Agent") acts as Plan Agent for shareholders in administering the Plan. The complete Terms and Conditions of the Plan are detailed in this brochure.

WHO  CAN  PARTICIPATE  IN  THE  PLAN?
     If  you  own  shares  that  are  held  in  your name, you can participate directly in the Plan. If you own shares that are held in the name of a brokerage firm, bank or other nominee, you should instruct your nominee to participate on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or other nominee is unable to accommodate you, you should request that your shares be re-registered in your own name. This will enable you to participate in the Plan.

HOW  DOES  THE  PLAN  WORK?
     If you choose to participate in the Plan, your dividends and capital gains distributions will be promptly invested for you, automatically increasing your holdings in the Fund. If the market price of the shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the greater of net asset value or 95% of the current market price. If the market price is lower than net asset value, then you will receive shares purchased on the NASDAQ National Market System or otherwise on the open market. If the market price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value. This would result in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares (carried to four decimal places). The Fund will not issue shares under the Plan at a price below net asset value.

IS  THERE  A  COST  TO  PARTICIPATE?
     There is no direct charge to participants for reinvesting dividends and capital gains distributions since the Fund pays the Plan Agent's fees. There are no trading fees for shares issued directly by the Fund. Whenever shares are purchased
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on  the  NASDAQ  National  Market System or otherwise on the open market, each participant will pay a pro rata portion of trading fees. The Plan Agent will buy stock for all participants in blocks, generally resulting in lower than usual fees for each participant. Trading fees will be deducted from amounts invested.

WHAT  ARE  THE  TAX  IMPLICATIONS  FOR  PARTICIPANTS?
     You  will  receive tax information annually for your personal records and
to  help  you  prepare  your  federal  income  tax  return.    The  automatic
reinvestment of dividends and/or capital gains distributions does not relieve you of any income tax that may be payable on dividends or distributions.
     Generally, if the Fund issues new shares pursuant to the Plan, shareholders receiving such shares are treated as having a distribution equal to the market value of the shares received. If shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the amount paid to the Plan Agent to effect such purchases.

ONCE  ENROLLED,  MAY  I  WITHDRAW  FROM  THE  PLAN?
     You may withdraw from the Plan without penalty at any time by written notice to the Plan Agent. Your withdrawal will be effective as specified in Paragraph 12 of the Terms and Conditions.
     If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares; or, if you prefer, the Plan Agent will sell your shares and send you the proceeds, after deducting applicable trading and service fees. the Plan Agent will convert any fractional shares, held at the time of your withdrawal, to cash at the current market price and will send you a check for the net proceeds.

HOW  DO  PARTICIPATING  SHAREHOLDERS  BENEFIT?
     You will accumulate holdings in the Fund easily and automatically, at reduced or zero trading fees.
     You will receive a detailed account statement from the Plan Agent. This statement will show total dividends and distributions, date of investment, shares acquired, price per share, and total shares of record held by you and by the Plan Agent for you. When you vote your proxy, your share balance will include shares purchased for you by the Plan Agent according to the Plan.

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     As  long  as  you  participate  in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft, or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.

WHOM  SHOULD  I  CONTACT  FOR  MORE  INFORMATION?
     If you hold shares in your name, please address all notices, correspondence, questions, or other communications about the Plan to:

                    ChaseMellon Shareholder Services, LLC
                              Investor Services
                             Post Office Box 750
                     Pittsburgh, Pennsylvania 15230-0750

     If your shares are not held in your name, you should contact your brokerage firm, bank or other nominee for more information and to determine if your nominee will participate in the Plan on your behalf.

HOW  DO  I  ENROLL?
     If  your  shares  are  held  in  your  name:
-          Review  the  Terms  and  Conditions  in  this  brochure;
-          Complete  and  sign  the  enclosed  authorization  form;  and,
-          Mail  the  form  in  the  enclosed,  pre-addressed  envelope.
Your participation in the Plan will begin with the next dividend or capital gains distribution payable after the Plan Agent receives your authorization, provided they receive it before the record date. Should your authorization arrive after such record date, your participation in the Plan will begin with the following dividend or distribution.

The Z-Seven Fund, Inc. may amend or terminate the Plan upon written notice to the Participants at least 90 days before the effective date of the amendment or termination.

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            TERMS AND CONDITIONS OF DISTRIBUTION REINVESTMENT PLAN
 1. For convenience of the registered shareholders (the "Shareholders") of the Z-Seven Fund, Inc. (the "Fund"), the Fund has adopted this Distribution Reinvestment Plan (the "Plan") to allow Shareholders who elect to participate in the Plan (collectively, the "Participating Shareholders") to have all distributions payable in cash reinvested in shares of Common Stock, par value $1.00 per share ("Common Stock") of the Fund. ChaseMellon Shareholder Services, LLC (the "Plan Agent") administers the Plan and serves as the agent of Participating Shareholders for the purpose of having distributions reinvested by the Plan Agent in shares of Common Stock.

 2. Shareholders may elect not to enter into, or may terminate at any time, without penalty, their participation in the Plan. Shareholders who do not participate in the Plan (collectively, the "Non-Participating Shareholders") will receive all distributions in cash paid by check mailed directly to each Non-Participating Shareholder by the Plan Agent as dividend paying agent. Shareholders may not elect to be a Participating Shareholder after the record date of a distribution. Other administrative rules regarding the timing of elections and other matters may be instituted by the Fund and Plan Agent in order to accommodate the administrative needs of the Plan and ensure its smooth operation.

 3. In the case of Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record Shareholders as representing the total amount registered in the record Shareholder's name and held for the account of beneficial owners who participate in the Plan. Such record Shareholders shall receive distributions under the Plan on behalf of beneficial owners certified to be participating in the Plan, and cash distributions on behalf of Non-Participating beneficial owners. Such recordholders will in turn credit the beneficial owners' accounts with such stock or cash distribution.

 4. Whenever the market price of the Fund's Common Stock is equal to or exceeds net asset value per share at the time shares of Common Stock are valued for the purpose of determining the number of shares equivalent to the distributions, Participating Shareholders will be issued shares of Common Stock valued at the greater of (i) net asset value per share or (ii) 95% of
the  then  current  market  price.    Participants  will  receive  any  such
distribution entirely in shares of Common Stock, and the Plan Agent shall automatically receive such shares of Common Stock, including fractions, for
the  Participating  Shareholders'  accounts.    Participating  Shareholders
understand that the valuation date will be the payable date for such distribution.

 5. Should the net asset value per share of the Fund's Common Stock exceed the market price per share on the payable date of a distribution, the Plan Agent shall apply the amount of such distribution on their shares (less their pro rata share of trading fees incurred with respect to their open-market purchases in connection with the reinvestment of such distribution) to the purchase on the open market of shares of the Fund's Common Stock for their account. Such purchases will be made on or commence no sooner than the payment date for such distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the federal securities law. If enough shares cannot be purchased within 30 days after the distribution payment date, the entire distribution amount will be paid to Participating Shareholders by check.

 6. For all purposes of the Plan: (a) the market price of the Fund's Common Stock on a particular date shall be the last sales price on the NASDAQ
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National  Market  System  on  that date, or, if there is no sale on the NASDAQ
National Market System on that date, then the mean between the closing bid and asked quotations for such stock on the NASDAQ National Market system on such date, and (b) net asset value per share of the Fund's Common Stock on a particular date shall be as determined by or on behalf of the Fund.

 7. Open-market purchases provided for above may be made on any securities exchange where the Fund's Common Stock is traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Participating Shareholders' funds held by the Plan Agent uninvested will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchase effected. The Plan Agent shall have no responsibility as to the value of the Common Stock of the Fund acquired for the account of Participating Shareholders. For purposes of cash investments, the Plan Agent may commingle the funds of each Participating Shareholder with those of other Participating Shareholders of the Fund, and the average price (including trading fees) of all shares purchased by the Plan Agent shall be the price per share allocable to each Participating Shareholder in connection therewith.

 8. The Plan Agent may hold shares acquired pursuant to the Plan, in non-certificated form in its name or that of its nominee. The Plan Agent will forward to each Participating Shareholder any proxy solicitation material and will vote any shares so held for each Participating Shareholder only in accordance with the proxy returned by each Participating Shareholder to the Fund. Upon the written request of a Participating Shareholder, the Plan Agent will (i) deliver to such Participating Shareholder, without charge, a certificate or certificates for the full shares held by it for the account of the Participating Shareholder making such request or (ii) the Plan Agent will sell the Participant's shares and forward the proceeds, less applicable trading and service fees, to the Participating Shareholder.

 9. The Plan Agent will confirm to each Participating Shareholder each acquisition made for the account of such Participating Shareholder as soon as practicable but not later than 60 days after the date thereof. Although a Participating Shareholder may from time to time have undivided fractional interests (computed to four decimal places) in shares of the Fund, no certificates for fractional shares will be issued. However, dividends and distributions  on  fractional  shares  will  be credited to each Participating
Shareholder's account. In the event of termination by a Participating Shareholder of his account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund's shares at the time of termination less the pro rata expense of any sale required to make such an adjustment plus a reasonable service fee.

 10. Any stock dividends or split shares distributed by the Fund on shares held by the Plan Agent for Participating Shareholders will be credited to their account. In the event that the Fund makes available to its Shareholders rights to purchase additional shares or other securities, the shares held for each Participating Shareholder under the Plan will be added to other shares held by each Participating Shareholder in calculating the number of rights to be issued.

 11. The Plan Agent's service fee for handling dividends or distributions will be paid by the Fund. Each Participating Shareholder will be charged his pro rata share of trading fees on all open market purchases.

 12.          Participants may terminate their participation under the Plan by
notifying  the  Agent  in  writing.    Such  termination  will  be  effective
immediately  if
notice is received by the Agent not less than two days prior to any dividend or distribution record date; otherwise such termination will be effective after the investment of any current dividend or distribution. The Plan may be terminated by the Fund upon notice in writing mailed to each Participating Shareholder at least 90 days prior to any record date for the payment of any dividend or distribution by the Fund. Upon termination, the Plan Agent will cause a certificate or certificates for the full shares held for each Participating Shareholder under the Plan and cash adjustment for any fraction to be delivered to each such Participating Shareholder without charge. If a Participating Shareholder elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of his shares and remit the proceeds to him, the Plan Agent is authorized to deduct a reasonable transaction fee plus trading fees for this transaction from the proceeds.

 13. These Terms and Conditions may be amended or supplemented by the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange
Commission or any other regulatory authority, only by mailing to each Participating Shareholder appropriate written notice prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participating Shareholder unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of his account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor agent under these Terms and Conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these Terms and Conditions. Upon any such appointment of a successor agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor agent, for the account of each Participating Shareholder, all dividends and distributions payable on Common Stock of the Fund held in each Participating Shareholder's name or under the Plan for retention or application by such successor agent as provided in these Terms and Conditions.

 14. The Plan Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assume no responsibility and shall not be liable for loss or damage due to errors unless such errors are caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of the Plan Agent's employees.

 15. These Terms and Conditions shall be governed by the laws of the State of Maryland without regard to its conflict of laws' provision and the Rules and Regulations of the Securities and Exchange Commission, as they may be changed or amended from time to time.

               AUTHORIZATION FOR DISTRIBUTION REINVESTMENT PLAN
Z-Seven  Fund, Inc.                                  (This  is  Not  a  Proxy)
     Please enroll the undersigned in the Z-Seven Fund, Inc. Distribution Reinvestment Plan. The undersigned authorize(s) Z-Seven Fund, Inc. to pay to ChaseMellon Shareholder Services, LLC (the "Plan Agent") as Agent of the undersigned all cash distributions on Z-Seven Fund, Inc. Common Stock held of record by the undersigned and the undersigned further authorize(s) the Plan Agent to purchase full and fractional shares of Z-Seven Fund, Inc. Common Stock with such cash distributions received subject to the Terms and Conditions of the Plan as set forth in the accompanying brochure (receipt of which is hereby acknowledged) .
     The undersigned understands that participation in the Plan may be terminated at any time by notifying the Plan Agent in writing as provided for in Paragraph 12 of the Terms and Conditions of the Plan and agrees to be bound by said Terms and Conditions and to notify the Plan Agent of any changes of address.
              ___                ___   _______________________________________
Reinvest     |                      |  Shareholder  and  Social  Security  No.
Distributions|                      |  _______________________________________
For the                                Shareholder  and  Social  Security  No.
Following    |                      |  _______________________________________
Account      |___                ___|  Date

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     TO ENROLL IN THE Z-SEVEN FUND, INC. DISTRIBUTION REINVESTMENT PLAN:
 SHAREHOLDER(S) SHOULD SIGN THE REVERSE SIDE OF CARD AND MAIL, IN THE ENCLOSED
                            POSTPAID ENVELOPE TO:
                    CHASEMELLON SHAREHOLDER SERVICES, LLC
                              INVESTOR SERVICES
                             POST OFFICE BOX 750
                     PITTSBURGH, PENNSYLVANIA 15230-0750